CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income	¥ 280,926	¥ 270,990	¥ 255,257
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(14,926)	(3,121)	9,867
Net change of defined benefit pension plans	7,670	(4,123)	(14,952)
Net change of foreign currency translation adjustments	(5,968)	(26,957)	37,155
Net change of unrealized gains (losses) on derivative instruments	326	(4,063)	(561)
Total other comprehensive income (loss)	(12,898)	(38,264)	31,509
Comprehensive Income	268,028	232,726	286,766
Comprehensive Income Attributable to the Noncontrolling Interests	4,276	7,414	7,314
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	374	1,738	14,265
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 263,378	¥ 223,574	¥ 265,187